Acquisition of Petrogas Energy Corporation - Schedule of Final Purchase Price Allocation (Details) - CAD ($) $ in Millions		12 Months Ended
	Dec. 15, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition
Gain on re-measurement of previously held interest		$ 0	$ 22
Less: Fair value assigned to net assets
Goodwill		$ 5,153	$ 5,039	$ 3,942
Petrogas Energy Corporation
Business Acquisition
Acquisition date fair value	$ 631
Less: Carrying value of previously held interest in AIJVLP	(609)
Gain on re-measurement of previously held interest	22
Purchase consideration for an additional 37 percent of Petrogas	715
Deemed settlement of intercompany debt	120
Less: Fair value assigned to net assets
Current assets	542
Property, plant and equipment	499
Intangible assets	8
Operating right-of-use assets	196
Investments accounted for by the equity method	125
Current liabilities	(521)
Long-term debt	(48)
Asset retirement obligations	(18)
Deferred income taxes	7
Operating lease liabilities	(155)
Other long-term liabilities	(20)
Fair value of net assets acquired	615
Fair value of AIJVLP's non-controlling interest in Petrogas on the acquisition date	467
Goodwill	$ 1,318
Previous ownership percentage	37.00%